COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES (the "Fund")
            a series of Columbia Funds Variable Insurance Trust
           Supplement to the Class A Prospectus dated May 1, 2008


Effective November 1, 2008, the following changes are made to the Class A
Prospectus:

1. The table entitled "Annual Fund Operating Expenses (deducted from the Fund's assets)" is deleted in its entirety and replaced with the following:


              Annual Fund Operating Expenses (deducted from the Fund's assets)
                                                                    Class A Shares
----------------------------------------------------------------- --------------------

Management fees(a)(b)                                                  0.53%
----------------------------------------------------------------- --------------------
----------------------------------------------------------------- --------------------

Distribution and/or service (12b-1) fees                               0.00%
----------------------------------------------------------------- --------------------
----------------------------------------------------------------- --------------------

Other expenses                                                         0.15%
----------------------------------------------------------------- --------------------
----------------------------------------------------------------- --------------------

Acquired fund fees and expenses                                        0.00%
----------------------------------------------------------------- --------------------
----------------------------------------------------------------- --------------------

Total annual Fund operating expenses                                   0.68%
----------------------------------------------------------------- --------------------
----------------------------------------------------------------- --------------------

Expense/waiver reimbursement (c)                                      -0.08%
----------------------------------------------------------------- --------------------
----------------------------------------------------------------- --------------------

Total net expenses                                                     0.60%
----------------------------------------------------------------- --------------------

(a) Management fees include an investment advisory fee of 0.38% and an administration fee of 0.15%.
(b) The Advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.38% for assets up to $500 million; 0.33% for assets in excess of $500 million and up to $1 billion; 0.30% for assets in excess of $1 billion and up to $1.5 billion; 0.27% for assets in excess of $1.5 billion and up to $3 billion; 0.26% for assets in excess of $3 billion and up to $6 billion; and 0.25% for assets in excess of $6 billion.
(c) Effective November 1, 2008, the Distributor and/or the Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.60% annually through April 30, 2010.

2. In the section entitled "Fees and Expenses," the "Example" is amended to replace the expense example table with the following:


                                                         1 Year       3 Years        5 Years      10 Years
Class A Shares                                            $65           $205          $366          $835

      Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above began on November 1, 2008 and expire on April 30, 2010, they are only reflected in the latter six months of the 1 year and the latter 18 months of the first 24 months of the 3, 5 and 10 year examples.

3. The table in the section entitled "Hypothetical Fees and Expenses" is deleted in its entirety and replaced with the following:

Columbia Federal Securities Fund, Variable Series  - Class A Shares
   Maximum Initial Sales Charge      Initial Hypothetical Investment Amount               Assumed Rate of Return
               0.00%                               $10,000.00                                       5%
                                                                                   Hypothetical
                   Cumulative                                 Cumulative             Year-End                  Annual
                 Return Before                               Return After          Balance After              Fees and
   Year        Fees and Expenses     Annual Expense Ratio  Fees and Expenses     Fees and Expenses          Expenses(a)

     1               5.00%                  0.64%                4.36%              $10,436.00                 $65.40
     2               10.25%                 0.60%                8.95%              $10,895.18                 $63.99
     3               15.76%                 0.68%               13.66%              $11,365.86                 $75.69
     4               21.55%                 0.68%               18.57%              $11,856.86                 $78.96
     5               27.63%                 0.68%               23.69%              $12,369.08                 $82.37
     6               34.01%                 0.68%               29.03%              $12,903.42                 $85.93
     7               40.71%                 0.68%               34.61%              $13,460.85                 $89.64
     8               47.75%                 0.68%               40.42%              $14,042.36                 $93.51
     9               55.13%                 0.68%               46.49%              $14,648.99                 $97.55
    10               62.89%                 0.68%               52.82%              $15,281.82                $101.76

Total Gain After Fees and Expenses                                                   $5,281.82
Total Annual Fees and Expenses Paid                                                                           $834.80

(a) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.









November 5, 2008

                COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES (the "Fund")
                      a series of Columbia Funds Variable Insurance Trust
                    Supplement to the Class B Prospectus dated May 1, 2008


Effective November 1, 2008, the following changes are made to the Class B
Prospectus:

1. The table entitled "Annual Fund Operating Expenses (deducted from the Fund's assets)" is deleted in its entirety and replaced with the following:

          Annual Fund Operating Expenses (deducted from the Fund's assets)
                                                                  Class B Shares
---------------------------------------------------------------- ------------------

Management fees(a)(b)                                                 0.53%
---------------------------------------------------------------- ------------------
---------------------------------------------------------------- ------------------

Distribution and/or service (12b-1) fees                              0.25%
---------------------------------------------------------------- ------------------
---------------------------------------------------------------- ------------------

Other expenses                                                        0.15%
---------------------------------------------------------------- ------------------
---------------------------------------------------------------- ------------------

Acquired fund fees and expenses                                       0.00%
---------------------------------------------------------------- ------------------
---------------------------------------------------------------- ------------------

Total annual Fund operating expenses                                  0.93%
---------------------------------------------------------------- ------------------
---------------------------------------------------------------- ------------------

Expense/waiver reimbursement (c)                                     -0.08%
---------------------------------------------------------------- ------------------
---------------------------------------------------------------- ------------------

Total net expenses                                                    0.85%
---------------------------------------------------------------- ------------------

(a) Management fees include an investment advisory fee of 0.38% and an administration fee of 0.15%.
(b) The Advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.38% for assets up to $500 million; 0.33% for assets in excess of $500 million and up to $1 billion; 0.30% for assets in excess of $1 billion and up to $1.5 billion; 0.27% for assets in excess of $1.5 billion and up to $3 billion; 0.26% for assets in excess of $3 billion and up to $6 billion; and 0.25% for assets in excess of $6 billion.
(c) Effective November 1, 2008, the Distributor and/or the Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.60% annually through April 30, 2010.


2. In the section entitled "Fees and Expenses," the "Example" is amended to replace the expense example table with the following:


                                                         1 Year       3 Years        5 Years      10 Years
Class B Shares                                            $91           $284          $503         $1,132

      Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above began on November 1, 2008 and expire on April 30, 2010, they are only reflected in the latter six months of the 1 year and the latter 18 months of the first 24 months of the 3, 5 and 10 year examples.


3. The table in the section entitled "Hypothetical Fees and Expenses" is deleted in its entirety and replaced with the following:

Columbia Federal Securities Fund, Variable Series  - Class B Shares
   Maximum Initial Sales Charge      Initial Hypothetical Investment Amount               Assumed Rate of Return
               0.00%                               $10,000.00                                       5%
                                                                                   Hypothetical
                   Cumulative                                 Cumulative             Year-End                  Annual
                 Return Before                               Return After          Balance After              Fees and
   Year        Fees and Expenses     Annual Expense Ratio  Fees and Expenses     Fees and Expenses          Expenses(a)

     1               5.00%                  0.89%                4.11%              $10,411.00                 $90.83
     2               10.25%                 0.85%                8.43%              $10,843.06                 $90.33
     3               15.76%                 0.93%               12.84%              $11,284.37                $102.89
     4               21.55%                 0.93%               17.44%              $11,743.64                $107.08
     5               27.63%                 0.93%               22.22%              $12,221.61                $111.44
     6               34.01%                 0.93%               27.19%              $12,719.03                $115.97
     7               40.71%                 0.93%               32.37%              $13,236.69                $120.69
     8               47.75%                 0.93%               37.75%              $13,775.43                $125.61
     9               55.13%                 0.93%               43.36%              $14,336.09                $130.72
    10               62.89%                 0.93%               49.20%              $14,919.56                $136.04

Total Gain After Fees and Expenses                                                   $4,919.56
Total Annual Fees and Expenses Paid                                                                          $1,131.60

(a) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.









November 5, 2008

                   COLUMBIA MID CAP VALUE FUND, VARIABLE SERIES (the "Fund")
                        a series of Columbia Funds Variable Insurance Trust
                      Supplement to the Class A Prospectus dated May 1, 2008


Effective November 1, 2008, the following changes are made to the Class A
Prospectus:

1. The table entitled "Annual Fund Operating Expenses (deducted from the Fund's assets)" is deleted in its entirety and replaced with the following:

              Annual Fund Operating Expenses (deducted from the Fund's assets)

                                                                    Class A Shares
----------------------------------------------------------------- -------------------

Management fees(a)                                                     0.70%
----------------------------------------------------------------- -------------------
----------------------------------------------------------------- -------------------

Distribution and/or service (12b-1) fees                               0.00%
----------------------------------------------------------------- -------------------
----------------------------------------------------------------- -------------------

Other expenses(b) (c)                                                  0.37%
----------------------------------------------------------------- -------------------
----------------------------------------------------------------- -------------------

Acquired fund fees and expenses(c)                                          ---
----------------------------------------------------------------- -------------------
----------------------------------------------------------------- -------------------

Total annual Fund operating expenses                                   1.07%
----------------------------------------------------------------- -------------------
----------------------------------------------------------------- -------------------

Expense/waiver reimbursement (d)                                      -0.07%
----------------------------------------------------------------- -------------------
----------------------------------------------------------------- -------------------

Total net expenses                                                     1.00%
----------------------------------------------------------------- -------------------

(a) The Advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.70% for assets up to $500 million; 0.65% for assets in excess of $500 million and up to $1 billion; and 0.60% for assets in excess of $1 billion.
(b) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund. (c) Amounts less than 0.01% are shown as dashes (-) in acquired fund fees and expenses but are included in other expenses.
(d) Effective November 1, 2008, the Distributor and/or the Advisor has contractually agreed to waive fees and/or reimburse expenses so that the Fund's ordinary operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.00% annually through April 30, 2010.

2. In the section entitled "Fees and Expenses," the "Example" is amended to replace the expense example table with the following:


                                                         1 Year       3 Years        5 Years      10 Years
Class A Shares                                            $106          $330          $580         $1,296

      Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above began on November 1, 2008 and expire on April 30, 2010, they are only reflected in the latter six months of the 1 year and the latter 18 months of the first 24 months of the 3, 5 and 10 year examples.

3. The table in the section entitled "Hypothetical Fees and Expenses" is deleted in its entirety and replaced with the following:

Columbia Mid Cap Value Fund, Variable Series  - Class A Shares
   Maximum Initial Sales Charge      Initial Hypothetical Investment Amount               Assumed Rate of Return
               0.00%                               $10,000.00                                       5%
                                                                                   Hypothetical
                   Cumulative                                 Cumulative             Year-End                  Annual
                 Return Before                               Return After          Balance After              Fees and
   Year        Fees and Expenses     Annual Expense Ratio  Fees and Expenses     Fees and Expenses          Expenses(a)

     1               5.00%                  1.04%                3.96%              $10,396.00                $106.06
     2               10.25%                 1.00%                8.12%              $10,811.84                $106.04
     3               15.76%                 1.07%               12.37%              $11,236.75                $117.96
     4               21.55%                 1.07%               16.78%              $11,678.35                $122.60
     5               27.63%                 1.07%               21.37%              $12,137.31                $127.41
     6               34.01%                 1.07%               26.14%              $12,614.31                $132.42
     7               40.71%                 1.07%               31.10%              $13,110.05                $137.63
     8               47.75%                 1.07%               36.25%              $13,625.27                $143.03
     9               55.13%                 1.07%               41.61%              $14,160.74                $148.66
    10               62.89%                 1.07%               47.17%              $14,717.26                $154.50

Total Gain After Fees and Expenses                                                   $4,717.26
Total Annual Fees and Expenses Paid                                                                          $1,296.31

(a) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.









November 5, 2008

                 COLUMBIA MID CAP VALUE FUND, VARIABLE SERIES (the "Fund")
                    a series of Columbia Funds Variable Insurance Trust
                  Supplement to the Class B Prospectus dated May 1, 2008


Effective November 1, 2008, the following changes are made to the Class B
Prospectus:

1. The table entitled "Annual Fund Operating Expenses (deducted from the Fund's assets)" is deleted in its entirety and replaced with the following:

             Annual Fund Operating Expenses (deducted from the Fund's assets)

                                                                    Class B Shares

Management fees(a)                                                     0.70%
----------------------------------------------------------------- -------------------
----------------------------------------------------------------- -------------------

Distribution and/or service (12b-1) fees                               0.25%
----------------------------------------------------------------- -------------------
----------------------------------------------------------------- -------------------

Other expenses(b) (c)                                                  0.37%
----------------------------------------------------------------- -------------------
----------------------------------------------------------------- -------------------

Acquired fund fees and expenses(c)                                        ----
----------------------------------------------------------------- -------------------
----------------------------------------------------------------- -------------------

Total annual Fund operating expenses                                   1.32%
----------------------------------------------------------------- -------------------
----------------------------------------------------------------- -------------------

Expense/waiver reimbursement (d)                                      -0.32%
----------------------------------------------------------------- -------------------
----------------------------------------------------------------- -------------------

Total net expenses                                                     1.00%
----------------------------------------------------------------- -------------------

(a) The Advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.70% for assets up to $500 million; 0.65% for assets in excess of $500 million and up to $1 billion; and 0.60% for assets in excess of $1 billion.
(b) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
(c) Amounts less than 0.01% are shown as dashes (-) in acquired fund fees and expenses but are included in other expenses.
(d) Effective November 1, 2008, the Distributor and/or the Advisor has contractually agreed to waive fees and/or reimburse expenses so that the Fund's ordinary operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.00% annually through April 30, 2010.

2. In the section entitled "Fees and Expenses," the "Example" is amended to replace the expense example table with the following:


                                                         1 Year       3 Years        5 Years      10 Years
Class B Shares                                            $107          $358          $665         $1,537

      Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above began on November 1, 2008 and expire on April 30, 2010, they are only reflected in the latter six months of the 1 year and the latter 18 months of the first 24 months of the 3, 5 and 10 year examples.


3. The table in the section entitled "Hypothetical Fees and Expenses" is deleted in its entirety and replaced with the following:


Columbia Mid Cap Value Fund, Variable Series  - Class B Shares
   Maximum Initial Sales Charge      Initial Hypothetical Investment Amount               Assumed Rate of Return
               0.00%                               $10,000.00                                       5%
                                                                                   Hypothetical
                   Cumulative                                 Cumulative             Year-End                  Annual
                 Return Before                               Return After          Balance After              Fees and
   Year        Fees and Expenses     Annual Expense Ratio  Fees and Expenses     Fees and Expenses          Expenses(a)

     1               5.00%                  1.05%                3.95%              $10,395.00                $107.07
     2               10.25%                 1.00%                8.11%              $10,810.80                $106.03
     3               15.76%                 1.32%               12.09%              $11,208.64                $145.33
     4               21.55%                 1.32%               16.21%              $11,621.12                $150.68
     5               27.63%                 1.32%               20.49%              $12,048.78                $156.22
     6               34.01%                 1.32%               24.92%              $12,492.18                $161.97
     7               40.71%                 1.32%               29.52%              $12,951.89                $167.93
     8               47.75%                 1.32%               34.29%              $13,428.52                $174.11
     9               55.13%                 1.32%               39.23%              $13,922.69                $180.52
    10               62.89%                 1.32%               44.35%              $14,435.04                $187.16

Total Gain After Fees and Expenses                                                   $4,435.04
Total Annual Fees and Expenses Paid                                                                          $1,537.02

(a) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.





November 5, 2008